Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt
Note 6 : Debt	Note 6: Debt As at September 30, 2021, the amount due to our shareholders was $25,077.	Note 6: Debt The Company owed our shareholder a total of $9,500 in loans.